1933 Act File No. 333-129342
1940 Act File No. 811-21829

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

Pre-Effective Amendment No.

Post-Effective Amendment No.   XX                                                                                                            3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940X

Amendment No.                                                                                                                                7

BBH TRUST
(Exact name of Registrant as specified in charter)
140 Broadway
New York, New York, 10005
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code:
(800) 625-5759

Corporation Services Company,
2711 Centerville Road, Suite 400, Wilmington, Delaware  19808.
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

--------------------------------------------------------------------------------
                                   Prospectus
                                October 31, 2008
--------------------------------------------------------------------------------

                          BBH U.S. TREASURY MONEY FUND

                              BBH MONEY MARKET FUND
                                 REGULAR SHARES
                              INSTITUTIONAL SHARES

                            BBH TAX EXEMPT MONEY FUND

The  Securities And Exchange  Commission  Has Not Approved Or Disapproved  These
Securities Or Passed Upon The Adequacy Of This Prospectus. Any Representation To
The Contrary Is A Criminal Offense.


CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
Investment Objective                                                           3

Principal Investment Strategies                                                4

Principal Risk Factors                                                         5

Fund Performance                                                               8

Fees and Expenses of the Funds                                                12

Investment Adviser and Fund Administrator                                     14

Shareholder Information                                                       15

Financial Highlights                                                          21

Additional Information                                                        26


INTRODUCTION
--------------------------------------------------------------------------------

The BBH Funds are a mutual fund family that offers a variety of investment goals and strategies.  The funds offered within this prospectus are BBH U.S.  Treasury
Money Fund,  BBH Money Market Fund, and BBH Tax Exempt Money Fund (each a "Fund"
or collectively the "Funds"),  and each is a separate and diversified  series of
BBH Trust (the "Trust").

The  Trust  has a  combined  Investment  Advisory  and  Administrative  Services
Agreement  ("Agreement") with Brown Brothers Harriman & Co. ("BBH"), and through members of BBH's separately identifiable department (referred to as the "SID" or the "Investment Adviser"),  BBH provides investment advice, portfolio management and administrative services to the Funds.

INVESTMENT OBJECTIVE

The investment  objective of the BBH U.S.  Treasury Money Fund and the BBH Money
Market  Fund is to  provide  investors  with as high a  level  of  income  as is consistent with the preservation of capital and the maintenance of liquidity.

The  investment  objective  of the  BBH Tax  Exempt  Money  Fund  is to  provide investors  with as high a level of current  income  exempt from  federal  income taxes as is consistent  with the  preservation of capital and the maintenance of liquidity.

Each Fund's investment objective may only be changed with shareholder approval.

                                                                               3

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

BBH U.S. Treasury Money Fund

Under normal circumstances the Investment Adviser of the BBH U.S. Treasury Money
Fund  invests  in  securities  issued  by the U.S.  Treasury  and  backed  as to principal  and  interest  payments  by the full  faith and  credit of the United
States of America and repurchase  agreements  collateralized by such securities.
These securities are issues of the U.S. Treasury, such as bills, notes and bonds as well as other full faith and credit obligations of the U.S. Government.

BBH Money Market Fund

Under normal  circumstances the Investment  Adviser of the BBH Money Market Fund
invests all of the assets in high quality,  short-term money market  instruments denominated in U.S. dollars which, at the time of purchase, must be rated in one of the two  highest  short-term  rating  categories  by one or  more  nationally recognized statistical rating organizations (NRSROs) or be deemed by the Adviser to be of comparable  quality to securities  having such ratings.  The Investment
Adviser may invest in instruments  such as U.S.  Government  securities and bank obligations of U.S. and non-U.S.  banks (i.e.  certificates of deposit and fixed time deposits),  commercial paper,  repurchase  agreements,  reverse  repurchase agreements,  when-issued and delayed delivery  securities,  bonds issued by U.S.
corporations and obligations of certain supranational organizations.


BBH Tax Exempt Money Fund

Under normal  circumstances  the Investment  Adviser invests at least 80% of the
BBH Tax Exempt Money  Fund's  assets in  municipal  securities,  the interest on which is exempt from federal income tax and the  alternative  minimum tax (AMT).
The Investment  Adviser invests all of the BBH Tax Exempt Money Fund's assets in securities  which,  at the time of  purchase,  are either  (1) rated  within the highest rating category for short-term debt  obligations by at least two (unless only rated by one)  NRSROs;  or (2) if  unrated,  are of  comparable  quality as determined by or under the direction of the BBH Tax Exempt Money Fund's Board of
Trustees;  or (3) do not carry a short-term  rating but fall within the maturity parameters  of the BBH Tax Exempt  Money Fund and carry a long-term  debt rating within the two highest debt rating categories by at least two NRSROs.  Municipal securities  may be fully or partially  guaranteed.  They may be  guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"),  local governments or by  the  credit  of a  private  issuer.  Municipal  securities  may  also  be guaranteed by the current or  anticipated  revenues  from a specific  project or specific  assets.  Additionally,  municipal  securities  may  be  guaranteed  by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.  The Investment Adviser may invest more than 25% of the
BBH Tax Exempt Money Fund's total assets in tax-exempt  securities  that finance
similar   projects,   such  as  those   relating  to  education,   health  care,
transportation and utilities.

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

The principal risks of investing in each Fund are described below. A shareholder may lose money by investing in the Funds.  Market Risk,  Interest  Rate Risk and
Credit Risk discussed below are applicable to each Fund.

                                                                               5

Market Risk:

This is the risk that the price of a  fixed-income  security  will  decrease  in value due to changing  economic,  political  or market  conditions,  or due to a company's individual situation.

Liquidity Risk:

This is the risk that an otherwise creditworthy security may not be redeemed for cash in a timely manner or at par or amortized cost due to adverse conditions.

Interest Rate Risk:

Interest  rate risk  refers to the price  fluctuation  of a bond in  response to changes in interest rates. A major change in rates could cause a Fund's yield to decline.

Credit Risk:

Credit risk refers to the  likelihood  that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific  economic or political  conditions  that affect a particular type of issuer,  and changes in general  economic or  political  conditions  can adversely  affect the credit  quality or value of an  issuer's  securities.  The securities  in which the Funds  invest  must be rated in one of the two  highest short-term  rating categories by one or more nationally  recognized  statistical rating  organizations  (NRSROs) or be deemed by the Adviser to be of  comparable quality to securities having such ratings,  which reduces the Funds' exposure to credit risk. The BBH Tax Exempt Money Fund may hold  securities that are insured by a bond  insurer.  A downgrade


of the credit  rating of such bond  insurer or a default of the bond insurer may cause the value of the insured security and the Funds' share price to decline.

Municipal Market Risk:

The BBH Tax Exempt Money Fund invests principally in municipal  securities.  The value of municipal  securities may be affected by uncertainties in the municipal market related to legislation or litigation  involving the taxation of municipal securities  or the  rights of  municipal  securities  holders  in the event of a default or bankruptcy.  If a security's structure fails to function as intended, the security could become taxable or decline in value.

Concentration Risk:

Because  the BBH Tax  Exempt  Money  Fund may  invest  its  assets in  municipal securities of issuers financing similar type projects, the Fund may be adversely affected by a particular  economic or  political  event  affecting  that type of project.

Because the BBH Money Market Fund invests a significant portion of its assets in bank obligations,  the value of these investments and the net assets of the Fund could  decline more  dramatically  as a result of adverse  events  affecting the banking industry.

Foreign Investment Risk:

Because  the BBH Money  Market  Fund  invests in  securities  issued by non-U.S.
banks,  the Fund is  subject to  additional  risks on these  securities  such as adverse political,  social and economic developments abroad, different kinds and levels of market and issuer  regulations  and the different  characteristics  of overseas economies and markets. There may be rapid changes in the value of these securities.

                                                                               7

Investments  in each  Fund  are  neither  insured  nor  guaranteed  by the  U.S.
Government.  Shares  of each  Fund  are  not  deposits  or  obligations  of,  or guaranteed by, Brown  Brothers  Harriman & Co. or any other bank, and the shares are not  insured by the  Federal  Deposit  Insurance  Corporation,  the  Federal
Reserve Board or any other federal, state or other governmental agency. Although
U.S. Government agencies and  instrumentalities may be chartered or sponsored by acts of congress,  their  securities  are neither  issued nor  guaranteed by the
United  States  Treasury.  Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each
Fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Funds are  successors  to  mutual  funds of the same name (the  "Predecessor
Funds")  pursuant to a  reorganization  which took place on June 12,  2007.  The
Predecessor Funds were managed by the SID within BBH. Data provided reflects the performance  of the  Predecessor  Funds for periods prior to its  reorganization into the Funds, as of the close of business on June 12, 2007.  Prior to June 12,
2007, the BBH Money Market Fund achieved its  investment  objective by investing all of its  assets in the BBH U.S.  Money  Market  Portfolio.  Accordingly,  the
performance  information and financial  information  provided in this prospectus for the periods prior to that date is historical  information of the Predecessor
Funds and the BBH U.S. Money Market Portfolio.


The bar chart and table below give an  indication  of the risks of  investing in the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money
Fund. The bar chart shows changes in each Fund's performance from year to year.

For current yield information,  please call 1-800-625-5759 toll free, or contact your account representative. When you consider this information, please remember that a Fund's  performance in past years is not an indication of how a Fund will do in the future.

                          BBH U.S. Treasury Money Fund
                       Total Returns (% per calendar year)
--------------------------------------------------------------------------------

[The following information was depicted as a bar chart in the printed material]

1998     1999    2000    2001    2002    2003    2004    2005     2006     2007
----     ----    ----    ----    ----    ----    ----    ----     ----     ----
4.63%    4.06%   5.41%   3.63%   1.23%   0.54%   0.64%   2.40%    4.14%    4.00%

                                                                               9

                      BBH Money Market Fund-Regular Shares
                       Total Returns (% per calendar year)
--------------------------------------------------------------------------------

[The following information was depicted as a bar chart in the printed material]

1998     1999     2000    2001    2002    2003    2004    2005     2006    2007
----     ----     ----    ----    ----    ----    ----    ----     ----    ----
5.06%    4.80%    6.00%   3.75%   1.37%   0.72%   0.90%   2.76%    4.61%   4.87%

                            BBH Tax Exempt Money Fund
                       Total Returns (% per calendar year)
--------------------------------------------------------------------------------

[The following information was depicted as a bar chart in the printed material]

2000        2001       2002       2003       2004      2005      2006      2007
----        ----       ----       ----       ----      ----      ----      ----
3.32%       2.27%      0.92%      0.51%      0.62%     1.76%     2.80%     3.02%

(Note:  As of September 30, 2008,  the BBH U.S.  Treasury  Money Fund, BBH Money
Market Fund-Regular Shares, BBH Money Market  Fund-Institutional  Shares and BBH
Tax Exempt Money Fund had calendar  year-to-date  returns of 1.02%, 1.90%, 2.09%
and 1.36%, respectively.)


Highest and Lowest Quarterly Returns (Quarterly 1998-2007)
--------------------------------------------------------------------------------

                                    Highest Return             Lowest Return
                                 ---------------------      --------------------
                                               Quarter                   Quarter
                                                 Ended                     Ended
                                               -------                   -------
BBH U.S. Treasury Money Fund     1.40%          Dec-00      0.09%         Mar-04

BBH Money Market Fund
(Regular Shares)                 1.57%         Sept-00      0.14%         Mar-04

BBH Money Market Fund
(Institutional Shares)*          1.29%         June-07      1.18%         Dec-07

BBH Tax Exempt Fund **           0.87%         Sept-00      0.09%        Sept-03

* The BBH Money Market Fund-Institutional Shares' inception date was January 26,
2007.

** The BBH Tax Exempt Money Fund's inception date was February 22, 1999.

Average Annual Total Returns (through December 31, 2007)*
--------------------------------------------------------------------------------

                                            1 Year      5 Years      10 Years
                                            ------      -------      --------
BBH U.S. Treasury Money Fund **              4.00%       2.33%         3.06%

BBH Money Market Fund **

Regular Shares ***                           4.87%       2.75%         3.47%

BBH Tax Exempt Money Fund                    3.02%       1.74%         1.99%****

* The total returns  provided  reflect the performance of the Predecessor  Funds for  periods  prior to their  reorganization  into the  Funds as of the close of business on June 12, 2007.  Prior to the date of the  reorganization,  the Funds did not have any investment  operations.  Prior to the  reorganization,  the BBH
Money  Market  Fund  invested  all of its  assets in the BBH U.S.  Money  Market
Portfolio.  Historical total return  information for any period prior to the BBH
Money Market Fund's  commencement of operations of June 12, 2007 will be that of the BBH U.S.  Money  Market  Portfolio  adjusted  to  assure  that all  charges, expenses  and fees which are  presently  in effect for each class were  deducted during such  periods,  as permitted  by  applicable  SEC staff  interpretations.
Accordingly,  the performance  information provided is historical information of the Predecessor Funds and the BBH U.S. Money Market Portfolio.

** Total  returns  are  subject  to  federal  income  taxes at the  Stockholders marginal tax rate, which may be as high as 35%.

*** The total  returns for the Regular  Shares of the BBH Money  Market Fund are
disclosed  here because  Institutional  Shares'  inception  date was January 26,
2007. These total returns would be  substantially  similar to the annual returns for Regular Shares over the same period and would differ only to the extent that the two classes do not have the same expenses.

**** Total return since inception, February 22, 1999.

                                                                              11

FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Funds.

Shareholder Fees
--------------------------------------------------------------------------------
(Fees paid directly from an investor's account)

                                                      BBH Money        BBH Money
                                             BBH    Market Fund      Market Fund      BBH Tax
                                   U.S. Treasury       (Regular   (Institutional       Exempt
                                      Money Fund        Shares)          Shares)   Money Fund
                                   -------------    -----------   --------------   ----------
Maximum Sales Charge
   (Load Imposed on Purchase)           None            None           None           None

Maximum Deferred Sales
   Charge (Load)                        None            None           None           None

Maximum Sales Charge
   (Load) Imposed on
   Reinvested Dividends                 None            None           None           None

Redemption Fee                          None            None           None           None

Exchange Fee                            None            None           None           None

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(Expenses  that are  deducted  from fund assets as a  percentage  of average net assets)

                                                      BBH Money        BBH Money
                                             BBH    Market Fund      Market Fund      BBH Tax
                                   U.S. Treasury       (Regular   (Institutional       Exempt
                                      Money Fund        Shares)          Shares)   Money Fund
                                   -------------    -----------   --------------   ----------
Investment Advisory and
   Administrative Services Fees         0.25%           0.22%          0.22%          0.25%

Distribution (12b-1) Fees               None            None           None           None

Other Expenses                          0.32%           0.29%          0.04%          0.29%
                                        ----            ----           ----           ----

Total Annual Fund Operating
   Expenses                             0.57%           0.51%          0.26%          0.54%
                                        ====            ====           ====           ====


EXAMPLE

The example is intended to help an investor compare the cost of investing in the
Funds to the cost of investing in other mutual funds.  The example  assumes that an investor invests $10,000 in the Funds for the time periods indicated and then sells all of his shares at the end of those  periods.  The example  also assumes that an  investment  has a 5%  return  each year and that the  Funds'  operating expenses  remain the same as shown in the table above.  Although actual costs on an investor's  investment may be higher or lower, based on these assumptions the
Investor's costs would be:

                                                      BBH Money        BBH Money
                                             BBH    Market Fund      Market Fund      BBH Tax
                                   U.S. Treasury       (Regular   (Institutional       Exempt
                                      Money Fund        Shares)          Shares)   Money Fund
                                   -------------    -----------   --------------   ----------
1 Year                                   $58             $52            $27            $55

3 Years                                 $183            $164            $84           $173

5 Years                                 $318            $285           $146           $302

10 Years                                $714            $640           $331           $677

                                                                              13

INVESTMENT ADVISER AND FUND ADMINISTRATOR
--------------------------------------------------------------------------------

Through the SID,  BBH  provides  investment  advice,  portfolio  management  and administrative  services to the Funds. BBH is located at 140 Broadway, New York,
NY 10005.

Subject  to the  general  supervision  of the Board of  Trustees,  BBH,  through members of the SID,  makes the  day-to-day  investment  decisions for the Funds, places the purchase and sale orders for the portfolio transactions of the Funds, and generally manages the investments.  BBH provides a broad range of investment management  services for customers in the United States and abroad.  At December
31, 2007, it managed total assets of approximately $47 billion.

In addition to a continuous  investment  program,  BBH  provides  administrative services to the Funds by, among other things,  providing officers (including the
Fund's   Chief   Compliance   Officer   and   officers   to   provide   required
certifications),   shareholder  communications  and  tax  compliance.  BBH  also coordinates  the  provision of services to the Funds by  non-affiliated  service providers.

For investment advisory and administrative  services, BBH receives the following combined fee, computed daily and payable monthly:

                                                                      Percentage
                                                                      of Average
                                                                           Daily
                                                                      Net Assets
                                                                      ----------
BBH U.S. Treasury Money Fund                                               0.25%

BBH Money Market Fund                             0.25% on the first $1 billion,
                                                 0.20% on amounts over 1 billion

BBH Tax Exempt Money Fund                                                  0.25%


This fee  compensates BBH for its services and its expenses (such as salaries of its personnel).

A discussion of the Board's review of the Funds' investment advisory contract is available in the Funds' Annual Report dated June 30, 2008.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Net Asset Value (NAV)

The Trust normally  determines the NAV of each Fund every day the New York Stock
Exchange  ("NYSE") is open for regular trading and the Federal Reserve banks are open for  business.  The BBH U.S.  Treasury  Money Fund and BBH Tax Exempt Money
Fund each normally  calculate  their NAV once daily at noon,  Eastern time. Once daily,  at the close of normal  trading on the NYSE,  BBH Money Market Fund will normally  calculates its NAV (usually at 4:00 p.m.,  Eastern  time).  NAV is the value of a single share of a Fund.

It is  anticipated  that the NAV per share of the Funds will remain  constant at
$1.00. No assurance can be given that this goal can be achieved.

The  Trust  values  the  assets  of  the  Funds  at  amortized  cost,  which  is approximately equal to market value.

Purchase of Shares

The Trust offers shares of each Fund on a continuous  basis at its NAV without a sales charge.  The Trust reserves the right to determine the purchase orders for
Fund shares that it will accept.  Investors  may purchase  shares on any day the
NAV is calculated.  The Trust then executes  purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares of the Funds are entitled to dividends declared on the day the Trust  executes the  purchase  order on the books of the
Trust.

                                                                              15

An  investor  who has an  account  with an  Eligible  Institution  or  Financial
Intermediary  may place  purchase  orders for Fund shares  through that Eligible
Institution  or Financial  Intermediary,  which holds such shares in its name on behalf of that customer  pursuant to arrangements made between that customer and that Eligible Institution or Financial  Intermediary.  Each Eligible Institution
or Financial  Intermediary  may  establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers.  BBH as an Eligible  Institution has established a minimum initial purchase  requirement for each Fund  except  Institutional  Shares of the BBH Money  Market  Fund,  of
$10,000 and a minimum subsequent purchase requirement of $10,000.  Institutional
Shares of the BBH Money Market Fund has a minimum initial  purchase  requirement of $5,000,000 and no minimum subsequent  purchase.  Each Eligible Institution or
Financial  Intermediary  arranges  payment  for Fund  shares  on  behalf  of its
customers.   Orders   received  by  an  Eligible   Institution  or  a  Financial
Intermediary  will be  priced at the NAV next  calculated  after  that  Eligible
Institution  or  Financial  Intermediary,  as agent of the  Fund,  receives  the request in good order from its clients.  An Eligible  Institution or a Financial
Intermediary may charge a transaction fee on the purchase of Fund shares.

An  investor  who does not have an account  with an  Eligible  Institution  or a
Financial  Intermediary  must place purchase orders for Fund shares through Citi
Fund Services Ohio, Inc., the Funds' Transfer Agent,  ("Transfer  Agent").  Such
investor's  order  will be  priced  at the NAV next  calculated  after  the Fund receives  payment.  Investors  purchasing  through  the  Transfer  Agent will be entitled to dividends  beginning on the day payment,  if by check,  is


converted  into  federal  funds  (normally  the  business day after the check is received). Such an investor has such shares held directly in the investor's name on the books of the Trust and is  responsible  for  arranging for the payment of the purchase price of Fund shares.  BBH, the Funds' Shareholder  Servicing Agent
("Shareholder  Servicing  Agent") has  established  a minimum  initial  purchase requirement  for each Fund except  Institutional  Shares of the BBH Money Market
Fund, of $100,000 and a minimum  subsequent  purchase  requirement  of $100,000.
Institutional Shares of the BBH Money Market Fund has a minimum initial purchase requirement of $5,000,000 and no minimum  subsequent  purchase.  The Shareholder
Servicing Agent may amend these minimum purchase requirements from time to time.

Redemption of Shares

The Trust executes your redemption  request at the next NAV calculated after the
Trust  receives your  redemption  request.  Shares of the Funds continue to earn daily  dividends  declared prior to the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders  must redeem shares held by an Eligible  Institution or a Financial
Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary.

Normally,  the Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial  Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a
Financial  Intermediary  may charge a transaction  fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request in good order to the Trust through the Shareholder  Servicing Agent. The Trust pays

                                                                              17

proceeds  resulting from such  redemption  directly to shareholders of the Funds generally on the day the redemption request is executed.

A shareholder redeeming shares should be aware that the NAV of the shares of the
Funds may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed.

Redemptions by the Trust

The  Shareholder  Servicing  Agent has  established  a minimum  account  size of
$100,000  for the Funds  except  for the  Institutional  Shares of the BBH Money
Market Fund which is $5,000,000,  which may be amended from time to time. If the value of a shareholder's holdings in a Fund falls below that amount because of a redemption of shares, the Trust may redeem the shareholder's remaining shares.

If such remaining shares are to be redeemed,  the Trust notifies the shareholder and allows the shareholder of all Funds except  Institutional  Shares of the BBH
Money Market Fund, 60 days, and the shareholder of  Institutional  Shares of BBH
Money Market Fund, at least 5 days, to make an additional investment to meet the
minimum   requirement   before  the  redemption  is  processed.   Each  Eligible
Institution or Financial  Intermediary may establish and amend from time to time for  their  respective  customers  a  minimum  account  size,  each of  which is currently lower than that established by the Shareholder Servicing Agent.


Further Redemption Information

Redemptions  of shares are taxable  events on which a shareholder  may realize a gain or a loss.

The Trust may suspend a  shareholder's  right to receive payment with respect to any  redemption  or postpone  the payment of the  redemption  proceeds for up to seven days and for such other periods as applicable law may permit.

Dividends and Distributions

The net income and substantially all short-term  capital gains and losses of the
Funds, if any, are declared as a dividend daily and paid monthly.

Determination  of each Fund's net income is made each  business day  immediately prior to the  determination  of the NAV per share of each  Fund.  Net income for
days  other  than  such   business  days  is  determined  at  the  time  of  the
determination  of the NAV per  share of each Fund on the  immediately  preceding business day.

Each Eligible Institution or Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends  declared  are payable to  shareholders  of record of the Funds on the date of  determination.  For the BBH U.S. Treasury Money Fund and BBH Tax Exempt
Money Fund,  shares  purchased  through  submission of a purchase order prior to noon,  Eastern  time on such a  business  day begin  earning  dividends  on that business day. For the BBH Money Market Fund, shares purchased through submission of a purchase  order  prior to 4:00 p.m.,  Eastern  time on such a business  day begin earning  dividends on that  business day.  Investors who purchase any Fund through the Transfer Agent are not entitled to earn  dividends  until payment is converted  to federal  funds.  Shares  redeemed do qualify for a dividend on the business day that

                                                                              19

the redemption is executed.  Unless a shareholder whose shares are held directly in the  shareholder's  name on the books of the Trust  elects to have  dividends paid in cash, the Trust  automatically  reinvests  dividends in additional  Fund shares without reference to the minimum subsequent purchase requirement.

A shareholder  who elects to have dividends paid in cash receives a check in the amount of such dividends.  In the event a shareholder redeems all shares held at any time during the month,  all accrued but unpaid dividends are included in the proceeds of the  redemption and future  purchases of shares by such  shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.

Taxes

Dividends of net income and net short-term capital gains, if any, are taxable to shareholders  of the BBH U.S.  Treasury  Money Fund and BBH Money Market Fund as
ordinary  income,  whether  such  dividends  are paid in cash or  reinvested  in additional shares.

The BBH Tax  Exempt  Money  Fund  expects  that most of its net  income  will be attributable  to interest on municipal  obligations  and as a result most of the
Fund's dividends to shareholders will not be taxable. The non-exempt portions of dividends are taxable to  shareholders of the Fund as ordinary  income,  whether such dividends are paid in cash or reinvested in additional shares.


The  treatment  of each Fund and its  shareholders  in those  states  which have income tax laws might differ from  treatment  under the federal income tax laws.
Therefore,  distributions to shareholders may be subject to additional state and local taxes.  Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial  highlights  table is intended to help an investor  understand the financial  performance  of the Funds.  Certain  information  reflects  financial results for a single Fund share.  The total returns in the tables  represent the rate that an investor  would have earned on an investment in each Fund (assuming re investment of all dividends and  distributions).  This  information  has been audited by Deloitte & Touche LLP,  whose report along with the Funds'  financial statements,  are included in the Funds'  annual  report which is available  upon request.

The Financial  Highlights  provided  reflect the  performance of the Predecessor
Funds for periods prior to their  reorganization  into the Funds as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Funds did not have any investment  operations.  Prior to the  reorganization,  the BBH
Money  Market  Fund  invested  all of its  assets in the BBH U.S.  Money  Market
Portfolio.  Accordingly,  the  performance  information  provided is  historical information of the Predecessor Funds and the BBH U.S. Money Market Portfolio. On
the date of the  reorganization,  the  Predecessor  Funds' assets  (inclusive of liabilities  recorded on the Predecessor  Funds' records) were  transferred into the respective Funds. As a result of the reorganization, the shareholders of the
Predecessor Funds received Shares of each Successor Fund, respectively.

                                                                              21

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year

                                                                               For the years ended June 30,
                                                          ---------------------------------------------------------------------
                                                           2008             2007          2006              2005           2004
                                                          -----            -----         -----             -----          -----
Net asset value, beginning of year.. .............        $1.00            $1.00         $1.00             $1.00          $1.00
Income from investment operations:
   Net investment income .........................         0.02             0.04          0.03              0.01           0.00(1)
Dividends to shareholders from net
   investment income .............................        (0.02)           (0.04)        (0.03)            (0.01)         (0.00)(1)
                                                          -----            -----         -----             -----          -----
Net asset value, end of year .....................        $1.00            $1.00         $1.00             $1.00          $1.00
                                                          =====            =====         =====             =====          =====
   Total return ..................................         2.57%            4.45%         3.35%             1.41%          0.40%
Ratios/Supplemental data:
   Net assets, end of year
      (in millions) ..............................        $  92            $  75         $ 111             $ 141          $ 117
   Ratio of expenses to average
      net assets
   Net expenses paid by Fund .....................         0.67%            0.62%         0.59%             0.56%          0.59%
   Expense offset arrangement ....................         0.00%(2)         0.01%         0.00%(2)          0.01%          0.00%(2)
                                                          -----            -----         -----             -----          -----
      Total expenses .............................         0.67%            0.63%         0.59%             0.57%          0.59%
                                                          =====            =====         =====             =====          =====
   Ratio of net investment income
      to average net assets ......................         2.43%            4.36%         3.25%             1.49%          0.39%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Regular  share  outstanding  throughout each year

                                                                               For the years ended June 30,
                                                         ----------------------------------------------------------------------
                                                          2008             2007          2006              2005           2004
                                                         ------           ------        ------            ------         ------
Net asset value, beginning of year.. .............        $1.00            $1.00         $1.00             $1.00          $1.00
Income from investment operations:
   Net investment income .........................         0.04             0.05          0.04              0.01           0.01
Dividends to shareholders from
   net investment income .........................        (0.04)           (0.05)        (0.04)            (0.01)         (0.01)
                                                         ------           ------        ------            ------         ------
Net asset value, end of year .....................        $1.00            $1.00         $1.00             $1.00          $1.00
                                                         ======           ======        ======            ======         ======
   Total return ..................................         3.77%            4.97%         3.76%             1.72%          0.59%
Ratios/Supplemental data:
Net assets, end of year
   (in millions) .................................       $1,409           $1,172        $1,506            $1,258         $1,375
   Ratio of expenses to average
      net assets .................................         0.51%            0.51%(1)      0.53%(1)          0.52%(1)       0.52%(1)
   Expense offset arrangement ....................         0.00%(2)           --            --                --             --
                                                         ------           ------        ------            ------         ------
      Total Expenses .............................         0.51%            0.51%         0.53%             0.52%          0.52%
                                                         ======           ======        ======            ======         ======
   Ratio of net investment income
      to average net assets ......................         3.63%            4.79%(1)      3.75%(1)          1.70%(1)       0.59%(1)

----------
(1)   Ratios include the Fund's share income,  expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

(2)   Less than 0.01%

                                                                              23

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected  per share  data and  ratios  for an  Institutional  share  outstanding throughout each year

                                                            For the period from
                                                              January 26, 2007
                                               For the         (commencement
                                             year ended        of operations)
                                           June 30, 2008   through June 30, 2007
                                           -------------   ---------------------
Net asset value, beginning of year........      $1.00              $1.00
Income from investment operations:
   Net investment income .................       0.04               0.02
Dividends to shareholders from
   net investment income..................      (0.04)             (0.02)
                                               ------             ------
Net asset value, end of year .............      $1.00              $1.00
                                               ======             ======
   Total return ..........................       4.02%              2.21%(1)
Ratios/Supplemental data:
   Net assets, end of year (in millions)..       $765             $1,140
   Ratio of expenses to average net
     assets ..............................       0.26%              0.26%(2,3)
                                               ======             ======
   Expense offset arrangement ............       0.00%(4)             --
                                               ------             ------
      Total Expenses .....................       0.26%              0.26%
                                               ======             ======
Ratio of net investment income to
   average net assets ....................       3.86%              5.07%(2,3)

----------
(1)   Inception to date return.

(2)   Ratios  include the Fund's share income,  expenses paid by, and the offset arrangement  of,  the BBH U.S.  Money  Market  Portfolio,  which  the Fund invested in through June 12, 2007, as appropriate.

(3)   Annualized.

(4)   Less than 0.01%


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year

                                                                               For the years ended June 30,
                                                         ----------------------------------------------------------------------
                                                          2008             2007          2006              2005           2004
                                                         ------           ------        ------            ------         ------
Net asset value, beginning of year.. .............        $1.00            $1.00         $1.00             $1.00          $1.00
Income from investment operations:
   Net investment income .........................         0.02             0.03          0.02              0.01           0.00(1)
Dividends to shareholders from
   net investment income .........................        (0.02)           (0.03)        (0.02)            (0.01)         (0.00)(1)
                                                        -------          -------       -------           -------        -------
Net asset value, end of year .....................        $1.00            $1.00         $1.00             $1.00          $1.00
                                                        =======          =======       =======           =======        =======
   Total return ..................................         2.40%            3.03%         2.31%             1.15%          0.42%
Ratios/Supplemental data:
   Net assets, end of year
      (in millions) ..............................        $ 547            $ 328         $ 493             $ 438          $ 453
   Net expenses paid by Fund .....................         0.55%            0.58%         0.56%             0.56%          0.55%
   Expense offset arrangement ....................         0.00%(2)         0.01%         0.00%(2)          0.00%(2)       0.00%(2)
                                                        -------          -------       -------           -------        -------
      Total expenses .............................         0.55%            0.59%         0.56%             0.56%          0.55%
                                                        =======          =======       =======           =======        =======
   Ratio of net investment income
      to average net assets ......................         2.31%            2.98%         2.31%             1.15%          0.42%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

                                                                              25

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

BBH Money Market Fund

Bank   Obligations.   The  BBH   Money   Market   Fund   may   invest   in  U.S.
dollar-denominated high quality securities.  These securities include negotiable certificates  of deposit  and fixed time  deposits  of banks,  savings  and loan associations  and savings banks organized under the laws of the United States or any state thereof.  The Funds' investments also include  obligations of non-U.S.
branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches.
(The Fund may only invest in obligations of such non-U.S. banks if such bank has more than $500 million in total assets.)

Commercial  Paper.  The BBH Money  Market  Fund may invest in  commercial  paper including  variable rate demand master notes issued by U.S.  corporations  or by
non-U.S.   corporations  which  are  direct  parents  or  subsidiaries  of  U.S.
corporations.  Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S.  commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties.  Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand.

Variable and Floating Rate Instruments.  The BBH Money Market Fund may invest in securities  whose interest rates are reset daily,  weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value.  These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.


BBH Money Market Fund and BBH U.S. Treasury Money Fund

U.S.  Government  Securities.  The BBH Money  Market Fund and BBH U.S.  Treasury
Money Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  These securities,  including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States.

Repurchase  Agreements.  A  repurchase  agreement  is an  agreement in which the seller (the Lender) of a security agrees to repurchase from the BBH Money Market
Fund or the BBH U.S.  Treasury Money Fund  (together,  the "Funds") the security sold at a  mutually  agreed  upon time and price.  As such,  it is viewed as the lending of money to the Lender. The Funds always receive U.S. Treasury or Agency securities  (including  mortgage-backed  securities) as  collateral.  Repurchase agreements are subject to credit risk. If the lender defaults and the securities serving as collateral  are ineligible  securities for the Funds to purchase,  it will liquidate the collateral  securities in a time and manner determined by the
Investment Adviser to be most beneficial to the Fund.

Other Obligations.  Assets of the BBH Money Market Fund may be invested in bonds and  asset-backed  securities  with  maturities or put  provisions not exceeding thirteen months, issued by U.S. corporations.

BBH Tax Exempt Money Fund

The following  information  describes the securities the Fund may purchase,  the interest on which is exempt from federal  income tax may be exempt from the AMT.
However, other such securities not mentioned below may be purchased for the Fund if they  meet the  quality  and  maturity  guidelines  set  forth in the  Fund's investment policies.

Municipal Bonds. Municipal securities are issued to raise money for a variety of purposes,  including  general  financing  for state and  local  governments,  or financing  for a  specific  project  or public  facility.  Municipal

                                                                              27

securities provide interest income that is exempt from federal income tax, other than the AMT. They generally  have  maturities of one year or more. The Fund may purchase  Municipal Bonds with a remaining  maturity of 397 days or less.  These securities include:

o     General Obligation  Bonds--bonds  backed by the  municipality's  pledge of full faith, credit and taxing power.

o     Revenue  Bonds--bonds  backed by revenues generated by a specific project, facility or tax. These include municipal lease  obligations;  certificates of participation;  municipal water, sewer and power utilities;  healthcare
      facilities;   transportation   projects;   higher   education  or  housing
      facilities; industrial development and resource recovery bonds.

o     Refunded or Escrowed Bonds--general  obligation or revenue bonds that have been fully secured or  collateralized  by an "escrow  fund"  consisting of
      U.S.  Government   obligations  that  can  adequately  meet  interest  and
      principal payments.

o     Zero Coupon  Bonds--securities  issued at a discount from their face value that pays all interest and principal upon maturity.

Other Federal Tax-Exempt  Obligations.  Other Federal tax-exempt obligations are
issued  by  or  on  behalf  of  states  and  municipal   governments  and  their
authorities,  agencies,  instrumentalities  and  political  subdivisions,  whose
inclusion  in  the  Fund  would  be  consistent  with  such  Fund's   Investment
Objectives,  Investment  Strategies,  and permissible  under Rule 2a-7 under the
Investment Company Act of 1940 as amended.


Stand-by Commitments.  When the Fund purchases Municipal Obligations it may also acquire stand-by  commitments from banks and other financial  institutions  with respect to such Municipal  Obligations.  Under a stand-by commitment,  a bank or broker-dealer  agrees to purchase at such  Fund's  option a specified  Municipal
Obligation at a specified price with same day settlement.

Municipal  Notes.  Debt  obligations  issued by states,  local  governments  and regional  authorities  which provide interest income that is exempt from regular federal income taxes, other than the AMT. They generally have maturities of less than one year. These securities include:

o     Tax and Revenue Anticipation  Notes--notes issued in expectation of future taxes or revenues.

o     Bond  Anticipation  Notes--notes  issued  in  anticipation  of the sale of long-term bonds.

Municipal  Commercial  Paper. The Fund may invest in obligations  issued to meet short-term working capital or operating needs.

Variable and Floating Rate Instruments.  The Fund may invest in securities whose interest rates are reset daily,  weekly or at another  periodic date so that the security  remains close to par,  minimizing  changes in its market value.  These securities  often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.

Frequent Trading Policy

Given the  short-term  nature  of the  Funds'  investments  and their use of the amortized cost method for calculating  the NAV of Fund Shares,  the Funds do not anticipate  that in the normal case frequent or short-term  trading into and out of the Funds will have significant adverse  consequences for the Funds and their shareholders. For this reason and because the Funds are intended to be used as a liquid  short-term  investment,  the Funds'  Board has

                                                                              29

not  adopted  policies  or  procedures  to monitor  or  discourage  frequent  or short-term trading of the Funds' Shares.

Regardless of their frequency or short-term nature, purchases and redemptions of
Fund Shares can have adverse effects on the management of the Funds'  portfolios and their performance.

Portfolio Holdings  Information (BBH Tax Exempt Money Fund and BBH U.S. Treasury
Money Fund)

Information  concerning  the Funds'  portfolio  holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains  posted until replaced by the  information  for the succeeding month.

Portfolio Holdings Information (BBH Money Market Fund)

Information  concerning  the Fund's  portfolio  holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Funds' portfolio holdings as of the end of each week is posted on the website  weekly and  remains  posted until replaced by the information for the succeeding week.

The Board of Trustees receives periodic reports from BBH concerning arrangements involving the disclosure of portfolio securities.


You may also access from the "Online  Literature/Holdings Report" section of the website  portfolio  information  as of the  end of  each  of the  Fund's  fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

                                                                              31

MORE  INFORMATION  ON THE FUNDS IS AVAILABLE  FREE UPON  REQUEST,  INCLUDING THE
FOLLOWING:

Annual/Semi-Annual Report

Includes the Funds' financial statements and lists portfolio holdings.

Statement of Additional information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the SEC and is  incorporated  by reference (is legally  considered  part of this prospectus).

To obtain information or make shareholder inquiries:

By telephone Call                         1-800-625-5759

By mail write to the Funds' Shareholder Servicing Agent:

                                          Brown Brothers Harriman
                                          140 Broadway
                                          New York, New York 10005

By E-mail send your request to:           bbhfunds@bbh.com

On the Internet:

Text-only  versions  of Fund  documents,  including a recent  statement  of Fund holdings, can be viewed online or downloaded from:

                                          Brown Brothers Harriman
                                          http://www.bbhfunds.com
                                          SEC http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington,  DC or by sending your request and a duplicating fee to the SEC's
Public  Reference  Section,  Washington,  DC  20549-0102.   Information  on  the
operations   of  the  Public   Reference   Room  may  be   obtained  by  calling
1-202-942-8090.  Additionally,  this  information  is  available  on  the  EDGAR database  at the  SEC's  internet  site  at  http://www.sec.gov.  A copy  may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov.

SEC file number 811-21829

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

STATEMENT OF ADDITIONAL INFORMATION

BBH MONEY MARKET FUND
BBH TAX EXEMPT MONEY FUND
BBH U.S. TREASURY MONEY FUND

140 Broadway, New York, New York 10005

October 31, 2008

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectus dated October 31, 2008, as supplemented from time to time, a copy of which may be obtained from the Trust at the address noted above.

BBH Money Market Fund (the “Money Market Fund”), BBH Tax Exempt Money Fund (the “Tax Exempt Fund”), and BBH U.S. Treasury Money Fund (the “U.S. Treasury Fund”) (collectively, the “Funds”) are separate and diversified series of BBH Trust (the “Trust”), which was organized as a Delaware statutory trust on October 28, 2005, and is a management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co.(“BBH”), and through members of BBH’s separately identifiable department (referred to as the “SID” or the “Investment Adviser”), BBH provides investment advice, portfolio management and administrative services to the Funds.

The Funds are money market mutual funds that offer shares in separate investment portfolios that have individual goals, strategies and risks. The investment objective of each Fund is fundamental and may not be changed without the approval of the shareholders.  Except as expressly noted otherwise in the prospectus, each Fund’s investment policies and strategies may be changed without shareholder approval.  Money Market Funds are designed to be a cost effective and convenient means of making substantial investments in tax exempt or taxable money market instruments. However, there can be no assurance that any Fund will be able to achieve its investment objective.

The Funds are successors to mutual funds of the same name (the “Predecessor Funds”). The Funds have the same investment objectives and policies as their respective Predecessor Funds.

Table of Contents

                                                    Page

Investment Objectives and Policies	3
BBH Money Market Fund	3
BBH Tax Exempt Money Fund	3
BBH U.S. Treasury Money Fund	3
Securities in Which the Funds Invest	4
Investment Restrictions	10
Management	13
Board of Trustees	16
Investment Advisory Services	18
Administrative Services	19
Distributor	21
Shareholder Servicing Agent	21
Financial Intermediaries	21
Custodian, Transfer and Dividend Disbursing Agent	22
Independent Registered Public Accounting Firm	23
Code of Ethics	23
Voting Proxies on Fund Portfolio Securities	23
Proxy Voting Policy & Procedure	23

Net Asset Value	25
Computation of Performance	26
Purchases and Redemptions	27
Federal Taxes	27
Description of Shares	29
Portfolio Brokerage Transactions	31
Bond, Note and Commercial Paper Ratings	32
Additional Information	35
Financial Statements	35

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Funds’ Prospectus concerning the investment objectives and policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

MONEY MARKET FUND:

The investment objective of the Money Market Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The Trust seeks to achieve the investment objective of the Fund by investing in high quality, short-term money market instruments. The Money Market Fund adheres to the following operating policies (which may be changed without shareholder or investor approval:

•
Interest Rate Risk Control. The average maturity of the Fund will be limited to 60 days. Rule 2a-7 under the 1940 Act (Rule 2a-7) and CFTC Rule 1.25 guidelines currently limit the average maturity of a money market fund to 90 days.

•	Liquidity. The Fund will maintain a minimum of 20% of its net assets in securities with a time to maturity of 7 days or less.
•
Issuer Diversification. The Fund will not invest more than 3% of its net assets in one or more securities with a time to maturity longer than 7 days issued by a non-government issuer. Rule 2a-7 and CFTC Rule 1.25 guidelines currently allow issuer concentrations of 5%.

•
Credit Quality. The Fund will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor's (S&P), and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.

U.S. TREASURY FUND:

The investment objective of the U.S. Treasury Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.  The Fund pursues its investment objective by investing in short-term obligations backed as to principal and interest payments by the full faith and credit of the United States of America. Although investments held for the Fund are issued by the U.S. Treasury, an investment in the Fund is not necessarily insured or guaranteed by the U.S. government.

The Fund invests only, under normal circumstances, in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities.

TAX EXEMPT FUND:

The investment objective of the Tax Exempt Fund is to provide investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal circumstances, the Investment Adviser invests at least 80% of the Fund’s assets in municipal securities the interest on which is exempt from federal income tax and the alternative minimum tax (AMT).

The chart below illustrates the return that a taxable investment would have to yield in order to equal various tax-free returns for the taxable year 2008.

A Taxable Investment Would Have To Yield:

to equal a tax-free yield of:	10%	15%	25%	28%	33%

2%	2.2%	2.4%	2.7%	2.8%	3.0%
3%	3.3%	3.5%	4.0%	4.2%	4.5%
4%	4.4%	4.7%	5.3%	5.6%	6.0%
5%	5.6%	5.9%	6.7%	6.9%	7.5%
6%	6.7%	7.1%	8.0%	8.3%	9.0%

Joint return	up to $16,050	$16,501-$65,100	$65,501-$131,450	$131,451-$200,300	$200,301-$357,700
Single return	up to $8,025	$8,026-$32,550	$32,551-$78,850	$78,851-$164,550	$164,551-$357,700

SECURITIES IN WHICH THE FUNDS INVEST

FIXED INCOME SECURITIES DESCRIPTIONS AND TECHNIQUES

Issuers of fixed income securities pay an interest rate that may be either a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will be greater or less than the security’s interest rate depending upon whether the cost of the security is less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The table below lists the various types of securities that each Fund may invest.  Other Types of securities may become available that are similar to those described below in which each Fund also may invest, if consistent with its investment objective and policies.

Securities	Money Market Fund	U.S. Treasury Fund	Tax Exempt Fund
Variable and Floating Rate Instruments	Yes		Yes
US Government Securities	Yes	Yes
Corporate Debt Securities	Yes
Commercial Paper	Yes		Yes
Zero Coupon Bonds			Yes
Bank Obligations	Yes
Municipal Securities			Yes
Supranational Agencies	Yes
Repurchase Agreements	Yes	Yes	Yes
Reverse Repurchase Agreements	Yes	Yes
When-Issued and Delayed Delivery Securities	Yes		Yes

VARIABLE AND FLOATING RATE INSTRUMENTS

These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the maturity of a variable rate or floating rate instrument for the Funds, the date of the next interest rate reset is used.

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Assets of a Fund may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations that are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Funds’ net assets. Since the Fund may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by a Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

ZERO COUPON BONDS

These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of a Fund, a portion of the difference between a zero coupon bond's purchase price and its face value, is taken into account as income.

BANK OBLIGATIONS

Assets of a Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Although early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of a Fund are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of a Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund’s net assets would be invested in such deposits.

Since the Money Market Fund may contain U.S. dollar-denominated certificates of deposit and fixed time deposits that are issued by non-U.S. banks and their non-U.S. branches, the Money Market Fund may be subject to additional investment risks with respect to those securities that are  different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers  generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Money Market Fund would reduce its net income available for distribution to investors however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers.

MUNICIPAL SECURITIES

Municipal Bonds. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of one year or more. These securities have two principal classifications: general obligations and revenue bonds.
❑
General Obligations. These securities are backed by the municipality’s pledge of full faith, credit and taxing power. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.

❑
Revenue Obligations.  These securities are backed by revenues generated by a specific project, facility or tax. Revenue Bonds are issued to finance a wide variety of capital projects including municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds and lease-backed bonds (including certificates of participation and municipal lease obligations).

Refunded or Escrowed Bonds.  These are general or revenue bonds that have been fully secured or collateralized by an “escrow fund” consisting of U.S. government obligations that can adequately meet interest and principal payments. Refunded bonds often receive a triple A or equivalent rating. Refunded bonds bear the same interest rate and have a very high credit quality. However, as the original bond approaches its pre-refunded date, the bond’s price will fall to its pre-refunded price.

Municipal Notes.  These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of less than one year. These securities include tax, revenue and bond anticipation notes.

Certificates of Participation.  Certificates of participation are lease financing agreements in the form of a security that is similar to municipal bonds. If a municipality (lessor) does not have a current need for certain facilities, the facility can be leased to a designated non-profit corporation (Trustee) that would in turn sub-lease the facility to other organizations. The Trustee would then sell certificates of participation in the future sub-lease payments. Like municipal bonds, certificates of participation have a face value, a maturity date and set interest rate. However, unlike municipal bonds, certificates of participation are secured only by ownership of the asset and rights of the lessor to receive rental payments under the lease financing agreement.

Municipal Lease Obligations.  These securities are created to finance the purchase of property of public use. The property is then leased to a state or local government and these leases secure the municipal lease obligations.  However, municipal lease obligations differ from other municipal securities because each year the lessee’s governing body must appropriate the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligation may not be paid. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of public debt, and may allow an issuer to increase government liabilities beyond constitutional limits. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

SUPRANATIONAL AGENCIES

Obligations of supranational agencies, such as the World Bank, may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future.

REPURCHASE AGREEMENTS

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest.  If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances.  A repurchase  agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.
Collateral for repurchase agreements may be held by a custodian other than Brown Brothers Harriman.

A shareholder of the Tax Exempt Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Tax Exempt Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Tax Exempt Fund's income which is derived from repurchase agreements to the extent practicable.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. This is an agreement in which a Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for a Fund. Proceeds of borrowings under reverse repurchase agreements are invested for a Fund. This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for a Fund as well as the value of securities purchased with the proceeds will decline. In these circumstances, a Fund entering into reverse repurchase agreements may have a negative impact on the ability to maintain a Fund's net asset value (“NAV”) of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for a Fund if, as a result, more than one-third of the market value of a Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of a Fund's obligations created by reverse repurchase agreements is reduced within three days thereafter (not including weekends and holidays) or such longer period as the (SEC) may prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of a Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for a Fund with liquid assets in an amount at least equal to a Fund's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

Reverse repurchase agreements may also be entered into for the U.S. Treasury Fund, although the current intention is not to do so.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Securities may be purchased for a Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to a Fund until delivery and payment take place. At the time the commitment to purchase securities for a Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining a Fund's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for a Fund with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for a Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of a Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

LOANS OF PORTFOLIO SECURITIES

Securities of a Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of a Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays a Fund any income accruing thereon, and cash collateral may be invested for a Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by a Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to a Fund. Securities of the Funds are not loaned to Brown Brothers Harriman & Co. or to any affiliate of the Trust, the Funds or Brown Brothers Harriman & Co. However, Brown Brothers Harriman & Co. may act as a security lending agent for the Funds and receive customary fees of its services.

Loans of portfolio securities up to 30% of the total value of the Money Market Fund are permitted and may be entered into for not more than one year.

BORROWING

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a Fund of any increase or decrease in the value of its investments (which would have a corresponding effect on a Fund's share value). Money borrowed is also subject to interest costs.

INVESTMENT RESTRICTIONS

The U.S. Treasury Fund and the Tax-Exempt Fund will provide shareholders with at least 60 days notice of any changes in its investment policy that would enable the U.S. Treasury Fund to normally invest less than 80% of its assets in Treasury investments or in regard to the Tax-Exempt Fund, to normally invest less than 80% of its assets in securities of which the income is exempt from federal income tax and the alternative minimum tax (AMT).  This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The Funds are operated under the following investment restrictions, which are deemed fundamental policies and which may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Fund (see "Additional Information").

The Trust may invest some or all of each Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as a Fund. However, the Trust, with respect to the Funds, may not:

Diversification
With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.  For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.  Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Funds may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that a Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of a Fund’s net assets.

Investing in Other Investment Companies
The Funds may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such additional expenses. At the present time, a Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with a Fund's investment adviser.
The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Purchases on Margin
The Funds will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short
The Funds will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

Restricted Securities
The Funds will not purchase securities that are restricted at the time of purchase, except Rule 144A securities.

For purposes of the above limitations:

•
the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments”;

•
except with respect to borrowing money, if a percentage or rating restriction on an investment is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or changes in portfolio size or a later change in the rating of a portfolio security is not considered a violation of policy. With respect to illiquid securities, if a percentage limitation is similarly exceeded, a Fund will consider reducing its holdings of illiquid securities as appropriate.

MANAGEMENT

Information pertaining to the Trustees and executive officers of the Trust is set forth below.  All of the Trustees are not “interested persons” of the Trust as defined by the 1940 Act.

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Director-ships Held by Trustee
Joseph V. Shields Jr. Birth Date: March 17, 1938 Shields & Company 140 Broadway New York, NY 10005	Chairman of the Board and Trustee	Since 2007	Managing Director, Chairman and Chief Executive Officer of Shields & Company (member of New York Stock Exchange); Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flower Foods, Inc. (New York Stock Exchange listed company).	7	None
David P. Feldman Birth Date: November 16, 1939 C/O BBH & Co. 140 Broadway New York, NY 10005	Trustee	Since 2007	Director of Jeffrey Co. (1992 to present); Director of QMED (1999 to May 2007).	7	Director of Dreyfus Mutual Funds (59 Funds)
Alan G. Lowy Birth Date: April 17, 1939 4111 Clear Valley Drive Encino, CA 91436	Trustee	Since 2007	Private Investor.	7	None
Arthur D. Miltenberger Birth Date: November 8, 1938 503 Darlington Road Ligonier, PA 15658	Trustee	Since 2007	Retired; Trustee, R.K. Mellon Family Trust (1981 to June 2003); Director of Aerostructures Corporation (aircraft manufacturer) (1996 to July 2003).	7	None
Samuel F. Pryor, IV Birth Date: June 12, 1955 130 East 67th Street New York, NY 10021	Trustee	Since 2007	Private Investor.	7	None
H. Whitney Wagner Birth Date: March 3, 1956 Clear Brook Advisors 75 Rockefeller Plaza, 14th Floor New York, NY 10019	Trustee	Since 2007	President, Clear Brook Advisors, a registered investment advisor.	7	None
Officers
John A. Gehret Birth Date: April 11, 1959 140 Broadway New York, NY 10005	President and Principal Executive Officer	Since 2008	President and Principal Executive Officer of the Trust; Joined Brown Brothers Harriman & Co. (“BBH & Co.”) in 1981 and has been a Partner of the firm since 1998.	N/A	N/A
Charles H. Schreiber Birth Date: December 10, 1957 140 Broadway New York, NY 10005	Treasurer and Principal Financial Officer	Since 2007	Treasurer and Principal Financial Officer of the Trust; Senior Vice President of BBH & Co. since September 2001; Joined BBH & Co. in 1999.	N/A	N/A
Mark B. Nixon Birth Date: January 14, 1963 140 Broadway New York, NY 10005	Assistant Secretary, Assistant Treasurer	Since 2007
Assistant Secretary and Assistant Treasurer of the Trust, Vice President of BBH & Co. (since October 2006), Accounting Manager, Reserve Funds (August 2005-September 2006) Assistant Controller, Reserve Funds (February 2005-August 2005), Private Consultant (December 2001-February 2005).

				N/A	N/A
Beth Haddock Birth Date: December 10, 1965 140 Broadway New York, NY 10005	Chief Compliance Officer	Since 2007
Chief Compliance Officer of the Trust (September 2007–present); Chief Compliance Officer for the FINRA/NYSE and SEC compliance programs and Associate Compliance Director for the global compliance program (April 2005-present); Deputy General Counsel of AXA Advisors/AXA Financial (November 1997-April 2005)
				N/A	N/A
Sue M. Rim-An Birth Date: September 10, 1970 140 Broadway New York, NY 10005	Anti-Money Laundering Officer	Since 2008
Anti-Money Laundering Officer, Vice President of BBH & Co. (September 2007-present); AMI Officer at UBS Investment Bank (April 2006-August 2007); AML Officer & Vice President in Private Client Services at Bear Stearns & Co. (June 1992-April 2006)
				N/A	N/A
Gail C. Jones Birth Date: October 26, 1953 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Secretary	Since 2007
Secretary of the Trust; Counsel, ReedSmith, LLP (since October 2002); Corporate Counsel (January 1997 to September 2002) and Vice President (January 1999 to September 2002) of Federated Services Company.

				N/A	N/A
George M. Polatas Birth Date: March 3, 1962 1001 Liberty Avenue, Pittsburgh, PA 15222-3779	Vice President	Since 2008	Vice President of the Trust (since June 2008); Assistant Vice President of Federated Services Company. Vice President of various funds distributed by Edgewood Services, Inc. (January 1997 to present)	N/A	N/A
Theodore J. Boudria Birth Date: June 26, 1968 70 Franklin Street Boston, MA 02110	Assistant Treasurer	Since 2008	Assistant Treasurer of the Trust; Vice President (since 2003) Assistant Vice President (since September 2000); Joined BBH & Co. in 1995.	N/A	N/A

#
Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust.  All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws). Each Trustee previously served on the Board of Trustees of the Predecessor Funds

^	The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

BOARD OF TRUSTEES

The Trust's Board of Trustees (the “Trustees”), in addition to supervising the actions of the Trust's Investment Adviser, the Administrator, Distributor, Transfer Agent and outside auditor as set forth below, decide upon matters of general policy with respect to the Trust.  The Trustees meet at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements.  At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies.  The Trustees are assisted in this process by independent legal counsel.

The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.

Messrs. Shields, Feldman and Pryor serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/07

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in BBH Family of Funds
Joseph V. Shields, Jr.	Over $100,000	Over $100,000
David P. Feldman	None	$10,000-$50,000
Alan G. Lowy	None	None
Arthur D. Miltenberger	None	Over $100,000
Samuel F. Pryor, IV	None	None
H. Whitney Wagner	Over $100,000	Over $100,000

COMPENSATION

Each member of the Board of Trustees receives a base annual fee of $50,000 and such base annual fee is allocated among all series of the Trust, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Fiscal Year Ended 6/30/2008

Name of Person, Position	Aggregate Compensation from Money Market Fund	Aggregate Compensation from Tax Exempt Fund	Aggregate Compensation from U.S. Treasury Fund
Joseph V. Shields, Jr., Trustee	$31,744.54	$5,064.21	$967.56
Eugene P. Beard, Trustee**	$12,728.77	$2,044.26	$427.23
David P. Feldman, Trustee	$24,624.10	$3,928.29	$752.57
Alan G. Lowy, Trustee	$24,624.10	$3,928.29	$752.57
Arthur D. Miltenberger, Trustee	$30,320.46	$4,837.00	$924.56
Samuel F. Pryor, IV, Trustee	$24,624.10	$3,928.29	$752.57
H. Whitney Wagner, Trustee	$24,624.10	$3,928.29	$752.57

Name of Person, Position	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex* paid to Trustee
Joseph V. Shields, Jr., Trustee	None	None	$62,500
Eugene P. Beard, Trustee**	None	None	$25,000
David P. Feldman, Trustee	None	None	$50,000
Alan G. Lowy, Trustee	None	None	$50,000
Arthur D. Miltenberger, Trustee	None	None	$60,000
Samuel F. Pryor, IV, Trustee	None	None	$50,000
H. Whitney Wagner, Trustee	None	None	$50,000
*The Fund Complex consists of the Trust, which has seven series and each is counted as one “Fund” for purposes of this table.

**Eugene P. Beard retired as of December 17, 2007.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Funds.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Under a combined Investment Advisory and Administrative Services Agreement (“Combined Agreement”) with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Funds, Brown Brothers Harriman & Co. (“BBH”,) through members of its SID, provides investment advice, and portfolio management and administrative services to each of the Funds.

Investment Advisory Services
It is the responsibility of BBH, through the SID, to make the day-to-day investment decisions for each Fund, to place the purchase and sale orders for portfolio transactions of each Fund, and to manage, generally, the investments of each Fund.

The Combined Agreement between BBH and the Trust is dated February 1, 2007 and remains in effect for two years from such date and thereafter, but only as long as the Combined Agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Funds’ outstanding voting securities" (as defined in the 1940 Act) or by the Funds’ Trustees, and (ii) by a vote of a majority of the Trustees of the Fund who are not parties to the Combined Agreement or "interested persons" (as defined in the 1940 Act) of the Fund ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such  approval.  The Combined Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Fund, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to BBH and by BBH on 90 days' written notice to the Fund. (See "Additional Information".)

The investment advisory services of BBH, through its SID, to the Funds are not exclusive under the terms of the Combined Agreement.  BBH is free to and may render investment advisory services to others, including other third-party registered investment companies.

Pursuant to a license agreement between the Trust and BBH dated December 11, 2006, the Funds, including each series thereof, may use "Brown Brothers Harriman" in their names. The license agreement may be terminated by BBH at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and BBH. Termination of the license agreement would require the Trust to change its name and the names of the Funds to eliminate all references to Brown Brothers Harriman.

Administrative Services
BBH has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Combined Agreement.

In its capacity as Administrator of the Trust, BBH administers all aspects of the Trust's ’s operations subject to the supervision of the Board of Trustees except as set forth above under "Investment Adviser" and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust ; (ii) oversees the performance of administrative and professional services to the Trust  by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and each Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for each Fund and reports to shareholders and the SEC.
The combined investment advisory and administrative services fee paid to BBH is calculated daily and paid monthly at an annual rate equal to the following annual rate of each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Money Market Fund	0.25% on the first $1 billion, 0.20% on amounts over $1 billion
Tax Exempt Fund	0.25%
U.S. Treasury Fund	0.25%

Prior to June 12, 2007, under a separate agreement that covered only advisory fees, BBH received a fee from the Funds calculated daily and paid monthly at an annual rate of 0.15% of the Fund’s average daily net assets and Brown Brothers Harriman Trust Company, LLC (“BBHTC”) the Fund’s administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund’s average daily net assets. For the years ended June 30, 2008 and June 30, 2007, the Funds incurred the following fees for investment advisory and administrative services.

Fund	2008	2007
Money Market Fund	$5,642,976	$1,953,367
Tax Exempt Fund	$1,069,468	$1,055,033
U.S. Treasury Fund	$182,880	$220,349

Fees incurred for investment advisory services are given for the fiscal years ended June 30:

Fund	2006*
Money Market Fund	$2,662,381
Tax Exempt Fund	$$721,710
U.S. Treasury Fund	$170,053
Fees shown were for services rendered under a separate agreement that covered only investment advisory fees.

Fees incurred for administrative services are given for the fiscal years ended June 30:

Fund	2006
Money Market Fund	$1,288,871
Tax Exempt Fund	$481,140
U.S. Treasury Fund	$113,369
Fees shown were for services rendered under a separate agreement that covered only administrative services.

Pursuant to a separate Sub-administrative Services Agreement between BBH, as the Administrator, and Federated Services Company ("Sub-Administrator"), the Sub-Administrator will perform such sub-administrative duties for the Funds as are from time to time agreed upon by the Administrator and the Sub-administrator. The offices of the Sub-Administrator are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The office of the Administrator is located at Brown Brothers Harriman & Co., 140 Broadway, New York, New York 10005. The Sub-Administrator's duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Funds , participating in the preparation of documents required for compliance by the Funds  with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Funds, and other functions that would otherwise be performed by BBH as set forth above (see "Administrative Services"). For performing such sub-administrative services, the Sub-Administrator receives such compensation from BBH as is from time to time agreed to between BBH and the Sub-Administrator, which fees, in the aggregate, may not exceed the amount paid to BBH by the Funds, respectively.

DISTRIBUTOR

Edgewood Services, Inc. serves as exclusive Distributor (the “Distributor”) of the Funds’ shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of February 1, 2007 with the Trust remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Agreement was first approved by the Independent Trustees of the Trust on October 2, 2006. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to the Distributor, and (ii) by the Distributor on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

The Trust has entered into a shareholder servicing agreement with BBH pursuant to which BBH, as agent for the Funds, among other things: answers inquiries from shareholders of and prospective investors in the Funds regarding account status and history, the manner in which purchases and redemptions in each of the Fund’s shares may be effected and certain other matters pertaining to the Funds; assists shareholders of and prospective investors in the Funds in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Funds may reasonably request. For these services, BBH receives from the Funds an annual fee, computed daily and payable monthly, of the average daily net assets of the Funds represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution. The fees are set out below.

Fund	Percentage of Average Daily Net Assets
Money Market Fund Regular Shares	0.25%
Money Market Fund Institutional Shares	None
Tax Exempt Fund	0.25%
U.S. Treasury Fund	0.225%

FINANCIAL INTERMEDIARIES
From time to time, the Funds and/or their Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer.  Pursuant to such contract, each Financial  Intermediary as agent with respect to shareholders of and prospective investors in the Funds who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers’ shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of  Fund shares  in a  customer's account; transmits  proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds.  A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Fund shares. Customer orders are priced at a Fund's NAV next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee.  The Funds will be deemed to have received a purchase or redemption order for Fund shares when the Financial Intermediary or its authorized designee accepts such order.  For these services, the Financial Intermediary receives such fees from a Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in the Funds who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in  processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either  separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds.  For these services, each financial institution receives from a Fund an annual fee, computed daily and payable monthly, equal to 0.05% of a Fund's average  daily net assets represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

The Funds’ organizational documents provide that, at any meeting of shareholders of the Fund, each eligible institution may vote any Shares as to which that eligible institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that eligible institution is the agent of record. Any shares so voted by an eligible institution will be deemed to be represented at the meeting for purposes of quorum requirements.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

The Trust has entered into a custodian agreement (the “Custodian Agreement”) with BBH (the “Custodian”). The Custodian is located at Brown Brothers Harriman & Co., 140 Broadway, New York, New York 10005.

As the Custodian for the Funds, it is responsible for holding the Funds’ assets pursuant to the Custodian Agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV and net income per share of the Funds.

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, is the Transfer and Dividend Disbursing Agent for the Funds. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Funds’ Shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Boston, Massachusetts is the independent registered public accounting firm for the Funds.

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Adviser and the Distributor are on file with and are available from the SEC (See "Additional Information" below).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedure

The Board of Trustees to the Funds has delegated the responsibility to vote proxies on the securities held in the Funds’ portfolios to the Investment Adviser, also referred to herein as the SID.  In order to mitigate any potential conflict of interest, the SID (through BBH) has retained an independent third party proxy agent (“Proxy Agent”) to recommend how to vote a Fund’s proxy. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Fund clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion.  The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders.  Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, Investors in the Funds may request a copy of the Proxy Voting Policy and Procedures by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-575-1265.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is upon request and without charge by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-575-1265 or by going to http://www.SEC.gov.

Portfolio Holdings Information (the Tax Exempt Money Fund and the U.S. Treasury Money Fund)

Information concerning the Funds’ portfolio holdings is available on the BBH website at www.bbhfunds.com.  A listing of the Fund’s portfolio holdings as of the end of each month is posted on the website no earlier than 15 days after the end of the month and remains posted until replaced by the information for the succeeding month. The Funds may terminate or modify this policy at any time without further notice to shareholders.

Portfolio Holdings Information (BBH Money Market Fund)

Information concerning the Fund’s portfolio holdings is available on the BBH website at www.bbhfunds.com.  A listing of the Funds’ portfolio holdings as of the end of each week is posted on the website approximately 7 days after the end of the month and remains posted until replaced by the information for the succeeding month.

Monthly portfolio holdings information will remain available and be updated on a continuous basis.

The Board of Trustees receives periodic reports from BBH, through the SID, of arrangements involving the disclosure of portfolio securities.

You may also access from the “Online Literature/Holdings Report” section of the website portfolio information as of the end of each of the Fund’s fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

The Funds may also provide nonpublic portfolio holdings information to Standard & Poor’s for purposes of rating the Fund.

To address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

NET ASSET VALUE

The NAV of each of the Fund’s Shares is normally determined each day the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this SAI, the NYSE and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Funds is made once during each such day as of the close of regular trading on the NYSE by subtracting from the value of each Fund's total assets the amount of liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Funds outstanding at the time the determination is made. It is anticipated that the NAV of each share will remain constant at $1.00 per share and, although no assurance can be given that it will be able to do so on a continuing basis, the Trust employs specific investment policies and procedures to accomplish this result.

The Funds’ assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. Although the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Funds would receive if the security were sold.

Pursuant to a rule of the SEC, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of each Fund's shareholders. The use of amortized cost valuations is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the shareholders and investors, the Trustees have established procedures reasonably designed, taking into account current market conditions and each Fund’s investment objective of its investors, to stabilize the NAV as computed; (ii) the procedures include periodic review by the Trustees, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Funds’ net assets using amortized cost and the value of the Funds’ net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Fund’s 's net assets by using available market quotations, or reducing the value of interests in a Fund, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.

Such conditions also generally require that: (i) investments be limited to instruments that the Trustees determine present minimal credit risks and which are of high quality as determined by any NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general  supervision of the Trustees; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Funds’ available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable, if the disposition of a  portfolio security results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Funds’ total assets may be invested in the securities of any one issuer (other than U.S. government securities).

It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Funds would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Funds would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in any of the Funds.

COMPUTATION OF PERFORMANCE

The current and effective yields of the Funds may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day  period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. In addition, the Trust may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the effective annualized yield for the seven-day calendar period ended December 31, 2007 was 4.28% for the Money Market Fund – Regular Shares, 4.53% for the Money Market Fund-Institutional Shares, 2.78% for the Tax Exempt Fund, and 2.93% for the U.S. Treasury Fund, respectively. Performance throughout this Statement of Additional Information is that of the Predecessor Funds. The Funds have the same investment objectives and policies as their respective Predecessor Fund.

The yield should not be considered a representation of the yield of the Funds in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held for the Funds, changes in interest rates on investments, and each Fund's expenses during the period.

Yield information may be useful for reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives.  However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, each Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

The Funds’ "yield" and "effective yield" and “tax equivalent yield” may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Such yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Funds’ investment results and/or comparisons of its investment results to various unmanaged indexes (such as 1-month LIBOR) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Funds’ investment results as used in such communications are calculated in the manner set forth below.

The "yield" of each Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

When Shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

PURCHASES AND REDEMPTIONS

A confirmation of each purchase and redemption transaction is issued upon execution of that transaction.

A shareholder's right to any redemption may be suspended for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Redemptions from the Funds are processed once a completed account application with a certified taxpayer identification number has been received.

In the event a shareholder redeems all shares held in a Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of a Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Funds and elect that each Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Under Subchapter M of the Code a Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on each Fund to the extent that certain distribution requirements for each Fund for each calendar year are not met. The Trust intends to continue to meet such requirements.

Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Funds’ fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each eligible institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this SAI; however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

Return of Capital. If the NAV of shares is reduced below a shareholder’s cost as a result of a dividend or capital gains distribution from a Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

Redemption of Shares. Any gain or loss realized on the redemption of shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution.

Treatment of Distributions. The non-exempt portion of dividends is taxable as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These dividends are not eligible for the dividends-received deduction allowed to corporate shareholders. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held shares of the Funds.

Other Taxes. The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

U.S. TREASURY FUND ONLY:
Assets of the U.S. Treasury Fund are invested in direct obligations of the U.S. government, the interest from which is specifically exempted from state and local income taxes when held directly by taxpayers. All states by legislation or regulation allow the character of interest income from direct obligations of the U.S. government received by a regulated investment company organized as a series of a Massachusetts business trust, such as the U.S. Treasury Fund, to pass through to shareholders. However, a shareholder of the U.S. Treasury Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the U.S. Treasury Fund’s income which is derived from repurchase agreements to the extent practicable. The Trust intends to advise shareholders of the proportion of the U.S. Treasury Fund’s dividends which is derived from interest on direct obligations of the U.S. government.

Shareholders are urged to consult their tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid from the U.S. Treasury Fund which is derived from interest on direct obligations of the U.S. government.

TAX EXEMPT FUND:

The exemption for federal income tax purposes of dividends derived from interest on municipal bonds does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Tax Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they may reside but may be subject to tax on income derived from obligations of other jurisdictions. Shareholders are advised to consult with their own tax advisors about the status of distributions from the Tax Exempt Fund in their own states and localities.

In accordance with the investment objective of the Tax Exempt Fund, it is expected that the Fund’s net income is attributable to interest from municipal bonds and, as a result, dividends to shareholders are designated by the Trust as "exempt interest dividends" under Section 852(b) (5) of the Code, which may be treated as items of interest excludible from a shareholder’s gross income. Although it is not intended, it is possible that the Tax Exempt Fund may realize short-term capital gains or losses from securities transactions as well as taxable interest income depending on market conditions.

In accordance with Section 852(b)(5) of the Code, in order for the Tax Exempt Fund to be entitled to pay exempt interest dividends to shareholders, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations whose interest is exempt from federal income tax.

The Code provides that interest on indebtedness incurred, or continued, to purchase or carry shares of the Tax Exempt Fund is not deductible. Further, entities or persons who may be “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult with their own tax advisors before purchasing shares of the Tax Exempt Fund.

All FUNDS:
To maintain a constant $1.00 per share NAV, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005.  Its office is located at 140 Broadway, New York, New York 10005; its telephone number is (800) 625-5759.  The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Fund represents an equal proportional interest in the Fund with each other share.  Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per full and fractional share.  Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class.  Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee.  The Trust is not required and has no current intention to hold meetings of shareholders annually, but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Declaration of Trust or By-laws.  Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders.  Shares have no preemptive or conversion rights.  The rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable by the Trust.  The Trust's Agreement and Declaration of Trust provide that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder.  This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Trust.

The By-Laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of a Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trustees of the Trust themselves have the power to alter the number and the terms of office of the Trustees of the Trust, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees of the Trust have been elected by the shareholders.

The Agreement and Declaration of Trust provides that, at any meeting of shareholders  of a Fund, each Eligible Institution or Financial Intermediary may vote  any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for all purposes including quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Agreement and Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

With respect to the Funds, the Trust may, in the future, seek to achieve the Funds’ investment objective by investing all of the Funds’ investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as those applicable to each Fund. In such event, each Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from each Fund would be reduced. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of each Fund and such other investment company would be less than or approximately equal to the expenses which each Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Funds’ shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Funds’ shareholders.

However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Funds’ shareholders with respect to (a) any proposal relating to the investment company in which the Funds’ assets were invested, which proposal, if made with respect to the Funds, would not require the vote of the shareholders of the Funds, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Funds.

PORTFOLIO BROKERAGE TRANSACTIONS

The securities in which the Funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible, transactions on behalf of the Funds are entered directly with the issuer or from an underwriter or market maker for securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between bid and asked price. The policy of the Funds regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions given the market environment at the time. In seeking to implement the Funds’ policies, the Investment Adviser effects transactions with those brokers and dealers who the investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Funds, the Funds will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; and appraisals or evaluations of portfolio securities.

On those occasions when BBH deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, BBH, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by BBH in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, this procedure might adversely affect a Fund.

Although the Funds generally hold investments until maturity and do not seek profits through short-term trading, they may dispose of any portfolio security prior to its maturity if they believe such disposition advisable.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the shareholders of the Short/Intermediate Fund and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund’s shareholders.

BOND, NOTE AND COMMERCIAL PAPER RATINGS
MONEY MARKET FUND ONLY:
There is no additional percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Fund may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund would reduce its net income available for distribution to investors; however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of BBH, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's net assets would be invested in such deposits.

BOND, NOTE AND COMMERCIAL PAPER RATINGS

Moody's

Aaa, Aa and A – Bonds rated Aaa are judged to be of the "Best Quality”. The rating of Aa is assigned to bonds that are of "high quality by all standards", but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds". The foregoing ratings for bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Issues rated Aaa or Aa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Standard & Poor's

AAA, AA and A - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade", are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to adverse effects or changes in circumstances and economic conditions. Bonds rated AA or A may be modified with a plus (+) or a minus (-) sign to show relative strength within the rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Fitch

AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Note and Variable Rate Investment Ratings

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - F-1+, F-1 and F-2. Notes assigned F-1+ are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. Notes assigned F-2 have a satisfactory degree of assurance for timely payment, but margins of protection are not as great as for issues rated F-1+ and F-1. The symbol LOC may follow a note rating which indicates that a letter of credit issued by a commercial bank is attached to the note.

Corporate Commercial Paper Ratings

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.

Other Considerations

The ratings of S&P, Moody's and Fitch represent their respective opinions of the quality of the securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields and securities of the same maturity and coupon with different ratings may have the same yield.

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDITIONAL INFORMATION
As used in this SAI and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Funds, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the State of Delaware.

FINANCIAL STATEMENTS

The Annual Reports of the Funds dated June 30, 2008 have been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference.

Appendix – Listing of Service Providers
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Sullivan & Cromwell LLP
ReedSmith LLP
Service Providers
Federated Services Company
Edgewood Services, Inc.
Citi Fund Services
Security Pricing Services
Interactive Date Corp
ITG, Inc.
FT Interactive
Reuters, Inc.
Ratings Agencies
Moody’s Investor Service
Standard & Poor’s

Item 23.  Exhibits

(a)	Conformed copy of Declaration of Trust
1	Conformed copy of Declaration of Trust of the Registrant;	(1)
2	Conformed copy of the Certificate of Trust of the Registrant;	(1)
3	Conformed Copy of Amended and Restated Declaration of Trust of the Registrant	(3)

(b)	Copy of By-Laws of the Registrant;	(2)

(c)	Not applicable;

(d)
1	Conformed Copy of Advisory/Administrative Services Agreement of the Registrant;	(4)
2	Conformed Copy of Subadvisory Agreement (Walter Scott) of the Registrant;	(4)
3	Conformed Copy of Subadvisory Agreement (Mondrian) of the Registrant;	(4)

(e)
1	Conformed Copy of Distributor's Contract of the Registrant;	(4)

(f)	Not applicable

(g)
1	Conformed Copy of Custodian Agreement including the Schedule of the Registrant;	(4)

(h)
1	Conformed Copy of Investment Advisory/Administrative Services Agreement of the Registrant;	(4)
2	Conformed Copy of Sub-Administrative Agreement of the Registrant;	(4)
3	Conformed Copy of Accounting Services Agreement;	(4)
4	Conformed Copy of Transfer Agency Agreement of the Registrant;	(4)
5	Conformed Copy of Shareholder Services Agreement of the Registrant;	(4)
6	Conformed Copy of Fidelity Bond Agreement of the Registrant;	(4)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;	(4)

(j)
1	Conformed Copy of Consent of Independent Registered Public Accounting Firm;	(+)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital of Understanding;	(4)

(m)	Not applicable

(n)
1	Conformed Copy of the Multiple Class Plan of the Registrant;	(4)

(o)
1	Conformed copies of Powers of Attorney of the Trustees of the Registrant;	(3)
2	Conformed copies of Powers of Attorney of the Officers of the Registrant;	(3)
3	Conformed copy of Power of Attorney of the President of the Registrant;	(+)

(p)
1	Code of Ethics;	(4)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 333-129342 and 811-21829)
1	Filed with the initial Registration Statement on October 31, 2005.
2	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed October 23, 2006.
3	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed January 18, 2007.
4	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 filed March 19, 2007.

Item 24 Persons Controlled by or Under Common Control with the Fund:
None

Item 25 Indemnification
(4)

Item 26 Business and Other Connections of Investment Adviser
The Registrant’s investment adviser, Brown Brothers Harriman & Co., is a New York limited partnership. Brown Brothers Harriman & Co. conducts a general banking business and is a member of the New York Stock Exchange.

Item 27 Principal Underwriters:
(a)	Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
BBH Trust
The Huntington Funds
WesMark Funds
(b)

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Charles L. Davis, Jr. 5800 Corporate Drive Pittsburgh, PA 15237-7002	President, Edgewood Services, Inc.	--
Thomas R. Donahue 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director and Executive Vice President, Edgewood Services, Inc.
Peter J. Germain 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director, Edgewood Services, Inc.
Thomas E. Territ 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director, Edgewood Services, Inc.
Denis McAuley III 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director and Treasurer, Edgewood Services, Inc.
C. Todd Gibson 5800 Corporate Drive Pittsburgh, PA 15237-7002	Secretary, Edgewood Services, Inc.
Edward C. Bartly 5800 Corporate Drive Pittsburgh, PA 15237-7002	Assistant Secretary, Edgewood Services, Inc.
Lori A. Hensler 5800 Corporate Drive Pittsburgh, PA 15237-7002	Assistant Treasurer, Edgewood Services, Inc.
Richard A. Novak 5800 Corporate Drive Pittsburgh, PA 15237-7002	Assistant Treasurer, Edgewood Services, Inc.

(c)	Not Applicable

Item 28 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	BBH Trust 140 Broadway New York, NY 10005
Brown Brothers Harriman & Co. (“Administrator”)	140 Broadway New York, NY 10005
Federated Services Company (“Sub-Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Brown Brothers Harriman & Co. (“Adviser”)	140 Broadway New York, NY 10005
Walter Scott & Partners, Limited (“Sub-Adviser”)	Milburn Tower Gogar, Edinburgh EH12 9BS, UK
Mondrian Investment Partners Limited (“Sub-Adviser”)	3rd Floor, 80 Cheapside London, England EC2V 6EE
Brown Brothers Harriman & Co. (“Custodian”)	140 Broadway New York, NY 10005
Citi Fund Services Ohio, Inc. (“Transfer Agent and Dividend Disbursing Agent”)	3435 Stelzer Road Columbus, OH 43219

Item 29 Management Services:
Other than as set forth under the caption "Investment Adviser and Fund Administrator" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30 Undertakings:
If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, Pennsylvania on the 28th of October, 2008.

BBH Trust
BY: /s/ John A. Gehret John A. Gehret, President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated above.

NAME	TITLE
/s/Joseph V. Shields, Jr. (J.V. Shields, Jr.)	Trustee
/s/John A. Gehret (John A. Gehret)	President (Principal Executive Officer)
/s/David P. Feldman (David P. Feldman)	Trustee
/s/Arthur D. Miltenberger (Arthur D. Miltenberger)	Trustee
/s/Alan G. Lowy (Alan G. Lowy)	Trustee
/s/H. Whitney Wagner H. Whitney Wagner	Trustee
/s/Samuel Pryor IV (Samuel Pryor IV)	Trustee
/s/Charles H. Schreiber (Charles H. Schreiber)	Treasurer(Principal Financial Officer)